Leases - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) m²	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Leases [Abstract]
Lease termination, right-of-use asset				$ 583
Lease termination, lease liability				$ 583
Expense relating to short-term leases for which recognition exemption has been used		$ 164	$ 277
Short-term lease payments, due in next fiscal year	$ 13	$ 13
Lease area (in square meters) | m²	1,100	1,100
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years